CAPITAL STOCK - Disclosure of detailed information about summary of RSUs (Details) - Restricted Stocks [Member] - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding, beginning of period	645,000	355,000
Forfeited		(2,500)
Settled	(123,336)
Repurchased	(130,850)	(117,500)	0
Granted	525,000	410,000	355,000
Outstanding, end of period	915,814	645,000	355,000